7. Share-based payments (Details 14) - Employee stock options Market price-based [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Volatility	300.00%
Risk-free interest rate	1.70%
Expected life (years)	5 years
Dividend yield